Discontinued Operations - Profit and Loss of Discontinued Operations (Details) - USD ($) $ / shares in Units, $ in Millions	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Feb. 22, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal	$ (33)	$ 0	$ 0	$ 0	$ 0
Basic LPS: discontinued operations (in USD per share)	$ (0.33)	$ 0	$ 0	$ 0	$ 0
Diluted LPS: discontinued operations (in USD per share)	$ (0.33)	$ 0	$ 0	$ 0	$ 0
NSNCo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal	$ (4)	$ 0	$ 0	$ 0	$ 0
Jackup Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal	$ (29)	$ 0	$ 0	$ 0	$ 0